Employee Incentive Programs (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Series B Unit Activity

A summary of the Series B Unit activity for the years ended December 31, 2017, 2016 and 2015 is presented below.

	Number of Series B Units	Weighted Average Estimated Fair Value per Unit
Non-vested at December 31, 2014	642,355	$21.04
Vested	(175,196)	20.43
Forfeited or cancelled	(92,500)	22.08

Non-vested at December 31, 2015	374,659	$21.07
Granted	147,000	4.11
Vested	(122,455)	17.95
Forfeited or cancelled	(72,750)	21.22

Non-vested at December 31, 2016	326,454	$14.57
Granted	35,100	20.99
Vested	(104,614)	17.16
Forfeited or cancelled	(22,500)	15.10

Non-vested at December 31, 2017	234,440	$14.32

Summary of Fair Value Grant Estimated Using Weighted Average Assumptions

The fair value of each grant was estimated at the date of grant using the following weighted-average assumptions:

	2017 Grants	2016 Grants
Assumed value of equity (in thousands)	$789,426	$196,280
Risk-free rate of interest	1.16%	1.11%
Expected time to a liquidity event (in years)	1	3
Expected volatility of equity	40%	70%
Discount for lack of marketability	25%	34%